Share-based payments - Assumptions used to determine the fair value of option grants (Details)									9 Months Ended
	Jan. 22, 2022 Y $ / shares	Sep. 21, 2021 Y $ / shares	Jul. 14, 2021 Y $ / shares	May 14, 2021 Y $ / shares	Feb. 23, 2021 Y $ / shares	Nov. 24, 2020 Y $ / shares	Oct. 23, 2020 Y $ / shares	May 27, 2020 Y $ / shares	May 31, 2023 Y $ / shares
May 27,2020
Share-based payments
Exercise price								$ 3.70	$ 3.70
Market Price								$ 3.70	$ 3.70
Expected volatility								84.00%	0.84%
Risk-free interest rate								0.40%	0.004%
Expected life | Y								5	5
May 27,2020
Share-based payments
Exercise price								$ 2.78	$ 2.78
Market Price								$ 3.70	$ 3.70
Expected volatility								84.00%	0.84%
Risk-free interest rate								0.40%	0.004%
Expected life | Y								5	5
October 23, 2020
Share-based payments
Exercise price							$ 3.70		$ 3.70
Market Price							$ 3.70		$ 3.70
Expected volatility							97.00%		0.97%
Risk-free interest rate							0.40%		0.004%
Expected life | Y							5		5
November 24, 2020
Share-based payments
Exercise price						$ 16.29			$ 16.29
Market Price						$ 13.03			$ 13.03
Expected volatility						101.00%			1.01%
Risk-free interest rate						0.40%			0.004%
Expected life | Y						5			5
November 24, 2020
Share-based payments
Exercise price									$ 5.68
Market Price									$ 5.72
Expected volatility									0.75%
Risk-free interest rate									0.036%
Expected life | Y									4
February 23, 2021
Share-based payments
Exercise price					$ 15.75				$ 15.75
Market Price					$ 15.05				$ 15.05
Expected volatility					103.00%				1.03%
Risk-free interest rate					0.60%				0.006%
Expected life | Y					5				5
May 14, 2021
Share-based payments
Exercise price				$ 8.98					$ 5.68
Market Price				$ 9.06					$ 5.72
Expected volatility				105.00%					0.75%
Risk-free interest rate				0.80%					0.036%
Expected life | Y				5					3
July 14, 2021
Share-based payments
Exercise price			$ 9.25						$ 9.25
Market Price			$ 9.01						$ 9.01
Expected volatility			105.00%						1.05%
Risk-free interest rate			0.70%						0.007%
Expected life | Y			5						5
September 21, 2021
Share-based payments
Exercise price		$ 8.85							$ 8.85
Market Price		$ 8.58							$ 8.58
Expected volatility		106.00%							1.06%
Risk-free interest rate		0.90%							0.009%
Expected life | Y		5							5
January 22, 2022
Share-based payments
Exercise price	$ 5.65								$ 5.65
Market Price	$ 5.52								$ 5.52
Expected volatility	107.00%								1.07%
Risk-free interest rate	1.50%								0.015%
Expected life | Y	5								5
November 30, 2022
Share-based payments
Exercise price									$ 6.09
Market Price									$ 6.09
Expected volatility									1.07%
Risk-free interest rate									0.031%
Expected life | Y									5
December 1, 2022
Share-based payments
Exercise price									$ 5.83
Market Price									$ 5.83
Expected volatility									1.07%
Risk-free interest rate									0.03%
Expected life | Y									5
March 22, 2023
Share-based payments
Exercise price									$ 5.76
Market Price									$ 5.14
Expected volatility									0.75%
Risk-free interest rate									0.036%
Expected life | Y									2
March 25, 2023
Share-based payments
Exercise price									$ 5.77
Market Price									$ 5.23
Expected volatility									0.75%
Risk-free interest rate									0.036%
Expected life | Y									3
March 25, 2023
Share-based payments
Exercise price									$ 5.77
Market Price									$ 5.23
Expected volatility									0.75%
Risk-free interest rate									0.036%
Expected life | Y									4
April 20, 2023
Share-based payments
Exercise price									$ 5.79
Market Price									$ 5.27
Expected volatility									0.75%
Risk-free interest rate									0.036%
Expected life | Y									5